CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum payments under the lease are as follows:
Year ended December 31,	Total

2015	$117
2016	117
2017	54
$288